Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Instruments Text Block Abstract
Schedule of financial assets (liabilities) measured at fair value
	Level 1	Level 2	Level 3
	U.S Dollars in thousands
June 30, 2022
Derivatives instruments	$-	$(437)	-
Contingent consideration	-	-	$(23,121)

June 30, 2021
Derivatives instruments	$-	$23	$-

December 31, 2021
Derivatives instruments	$-	$73	$-
Contingent consideration	$-	$-	$(21,995)